Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Private Placement (Textual)
Offering for sale	300,000	1,500,000
Sale of stock, units price per share	$ 1.00
Total value of sale of units	$ 3,000,000
Initial offering period	30 days	The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover the overallotments at the Initial Public Offering price less the underwriting discounts and commissions.
Private Placement [Member]
Private Placement (Textual)
Offering for sale		300,000
Sale of stock, units price per share		$ 1.00
Total value of sale of units		$ 3,000,000
Initial offering period		30 days
Sponsor [Member]
Private Placement (Textual)
Offering for sale	200,000
Sale of stock, units price per share	$ 12
Sponsor [Member] | Private Placement [Member]
Private Placement (Textual)
Offering for sale		200,000
Sale of stock, units price per share		$ 12.00
Cantor Fitzgerald [Member]
Private Placement (Textual)
Offering for sale	100,000
Sale of stock, units price per share	$ 10
Cantor Fitzgerald [Member] | Private Placement [Member]
Private Placement (Textual)
Offering for sale		100,000
Sale of stock, units price per share		$ 10.00